LEASES, Operating Lease Maturity Table (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
2021	$ 97,416	$ 132,883
2022	83,664	69,813
2023	65,051	47,832
2024	52,091	25,001
2025	33,375	13,599
Thereafter	18,552	29,256
Payments due	350,149	318,384
Aircraft Type Lease Arrangement
Leases [Abstract]
2021	89,736	121,516
2022	77,229	59,999
2023	58,583	39,035
2024	46,005	16,605
2025	28,370	5,086
Thereafter	2,170	0
Payments due	302,093	242,241
Other Operating Lease Arrangement
Leases [Abstract]
2021	7,680	11,367
2022	6,435	9,814
2023	6,468	8,797
2024	6,086	8,396
2025	5,005	8,513
Thereafter	16,382	29,256
Payments due	$ 48,056	$ 76,143